Subsequent Events (Details) - USD ($)	Jul. 31, 2023	Jun. 26, 2023	Dec. 08, 2022	Dec. 02, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Assets held in trust noncurrent					$ 53,637,523	$ 52,128,420	$ 230,023,192
Common Class A [Member]
Subsequent Event [Line Items]
Temperory equity shares during the period shares		1,747,139	17,923,223	17,923,223
Temporary equity common stock possible to redemption shares		3,329,638	5,076,777		3,329,638	5,076,777	23,000,000
Assets held in trust noncurrent		$ 36,900,000	$ 52,100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Temperory equity shares during the period shares	1,747,139
Temporary equity common stock possible to redemption shares	3,329,638
Assets held in trust noncurrent	$ 36,900,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Amount paid to Stockholders	$ 18,432,316